ING Investors Trust

ING LifeStyle Conservative Portfolio

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

(each a “Portfolio” and collectively, “Portfolios”)

Supplement dated January 31, 2008

to the

Adviser Class (“ADV Class”) Prospectus, Institutional Class (“Class I”) Prospectus, Service

Class (“Class S”) Prospectus and Service 2 Class Prospectus

(each a “Prospectus” and collectively “Prospectuses”),

each dated April 30, 2007

and to ING LifeStyle Conservative Portfolio’s

ADV Class Prospectus, Class I Prospectus, Class S Prospectus and Service 2 Class Prospectus,

each dated October 17, 2007

Effective December 31, 2007, Paul Zemsky replaced Stanley Vyner on the Asset Allocation Committee. The Prospectuses are amended to reflect the following:

1.                           All references to Stanley Vyner are hereby deleted and replaced with Paul Zemsky.

2.                           The following paragraph is added following the biography information for Michael J. Roland beginning on page 59 of the ADV Class Prospectus, Class S Prospectus and Service 2 Class Prospectus, on page 60 of the Class I Prospectus and on page 48 of ING LifeStyle Conservative Portfolio’s ADV Class Prospectus, Class I Prospectus, Class S Prospectus and Service 2 Class Prospectus:

Paul Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group.  He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Investors Trust

ING LifeStyle Conservative Portfolio

ING LifeStyle Moderate Portfolio

ING LifeStyle Moderate Growth Portfolio

ING LifeStyle Growth Portfolio

ING LifeStyle Aggressive Growth Portfolio

(each a “Portfolio” and collectively, “Portfolios”)

Supplement dated January 31, 2008

to the

Adviser Class, Institutional Class, Service Class and Service 2 Class Shares’

Statement of Additional Information (“SAI”)

Dated April 30, 2007

and to ING LifeStyle Conservative Portfolio’s

Adviser Class, Institutional Class, Service Class and Service 2 Class Shares’

SAI dated October 17, 2007

Effective December 31, 2007, Paul Zemsky replaced Stanley Vyner on the Asset Allocation Committee. The SAIs are amended to reflect the following:

1.                           All references to Stanley Vyner are hereby deleted and replaced with Paul Zemsky.

2.                           The following paragraph is added following the fourth paragraph in the section entitled “Asset Allocation Committee” on page 64 of each SAI:

Paul Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group.  He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

3.                           The tables and the footnotes thereto in the sub-section entitled “Other Accounts Managed” beginning on page 64 of each SAI and the sub-section entitled “Asset Allocation Members’ Ownership of Securities” on page 65 of each SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each Asset Allocation Committee Member as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles
Asset Allocation	Number		Number		Other Accounts
Committee Members	of Accounts	Total Assets	of Accounts	Total Assets	Number of Accounts*	Total Assets
William A. Evans, CFA	9	$3,278,980,607	0	$0	0	$0
Michael J. Roland	9	$3,278,980,607	0	$0	0	$0
Paul Zemsky	39	$6,509,075,197	1	$90,399,126	2	$55,989,007

 *There were no accounts for which the advisory fee is based on performance

Asset Allocation Committee Members’ Ownership of Securities

The following table shows the dollar range of shares of the LifeStyle Portfolios owned by each committee member as of December 31, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Asset Allocation Committee Members	Dollar Range of Fund Shares Owned
William A. Evans, CFA	None
Michael J. Roland	None
Paul Zemsky	None

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